Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 8,260	$ 6,479
Short-term bank deposits	7,180	6,795
Marketable securities	1,576	1,916
Accounts receivable, net:
Trade	2,134	3,082
Other	269	577
Prepaid expenses	273	228
Total current assets	19,692	19,077
INVESTMENTS AND OTHER NON-CURRENT ASSETS:
Marketable securities		129
Severance pay fund	1,823	1,725
Deferred income taxes	127	36
Property and equipment, net of accumulated depreciation and amortization	159	167
Right-of-use assets, net of accumulated depreciation	1,775	1,290
Intangible assets, net of accumulated amortization	702	761
Goodwill	8,139	7,910
Total assets	32,417	31,095
Accounts payable and accruals:
Trade	1,278	2,066
Other	1,908	1,818
Current maturities of lease liabilities	346	292
Deferred revenues	2,113	1,892
Total current liabilities	5,645	6,068
LONG-TERM LIABILITIES:
Deferred revenues	85	103
Lease liabilities, net of current maturities	1,492	983
Accrued severance pay	1,865	1,775
Deferred income taxes	211	230
Total liabilities	9,298	9,159
SHAREHOLDERS’ EQUITY:
Share capital - Ordinary shares of NIS 0.01 par value – Authorized: 88,000,000 shares at December 31, 2020 and 2019; Issued: 21,660,010 shares at December 31, 2020 and 2019; Outstanding: 19,985,826 and 19,896,326 shares at December 31, 2020 and 2019, respectively	54	54
Additional paid-in capital	27,202	27,050
Accumulated other comprehensive loss	(522)	(884)
Accumulated deficit	(2,472)	(3,080)
Treasury shares 1,674,184 and 1,763,684 shares at December 31, 2020 and 2019, respectively	(1,143)	(1,204)
Total shareholders’ equity	23,119	21,936
Total liabilities and shareholders’ equity	$ 32,417	$ 31,095